Nature of Operations and Basis of Presentation - Nature of Operations (Details)	0 Months Ended			12 Months Ended
	Jan. 29, 2013	Sep. 30, 2013 state	Dec. 31, 2012 state	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2012 Gateway’s Workers’ Compensation Business [Member]
Property, Plant and Equipment [Line Items]
Business Disposition, Percentage of Business Disposed						100.00%
Number of States in which Entity Operates		49	47
Subsidiaries, Ownership Percentage			100.00%
Property, Plant and Equipment, Useful Life				5 years	7 years
Number of States, Core Products Actively Distributed		40
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.3333333333333333